UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4173

John Hancock Investors Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street
Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Investors Trust

QUARTERLY PORTFOLIO HOLDINGS

3.31.2008

John Hancock
Investors Trust
Securities owned by the Fund on
March 31, 2008 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Bonds 83.42%					$126,906,536

(Cost $136,064,196)

Aerospace & Defense 0.13%					195,500

L-3 Communications Corp.,
Gtd Sr Sub Note Ser B	6.375%	10-15-15	BB+	$200	195,500

Airlines 1.65%					2,516,944

Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1 Class A (L)	6.545	02-02-19	A-	367	353,190
Pass Thru Ctf Ser 2000-2 Class B	8.307	10-02-19	BB-	383	357,904
Pass Thru Ctf Ser 2001-1 Class C	7.033	06-15-11	B+	154	138,224
Delta Airlines, Inc.,
Collateralized Bond (S)	6.821	08-10-22	A-	905	871,826
Northwest Airlines, Inc.,
Gtd Collateralized Note Ser 07-1	7.027	11-01-19	A-	865	795,800

Aluminum 0.88%					1,335,000

CII Carbon LLC,
Gtd Sr Sub Note (S)	11.125	11-15-15	CCC+	1,500	1,335,000

Auto Parts & Equipment 1.53%					2,329,013

Allison Transmission, Inc.,
Gtd Sr Note (L)(S)	11.000	11-01-15	B-	1,000	870,000
Tenneco, Inc.,
Gtd Sr Sub Note	8.625	11-15-14	B	1,485	1,459,013

Broadcasting & Cable TV 3.34%					5,075,600

Canadian Satellite Radio Holdings, Inc.,
Sr Note (Canada) (F)(G)	12.750	02-15-14	CCC+	2,000	1,885,000
Shaw Communications, Inc.,
Sr Note (Canada) (F)	8.250	04-11-10	BB+	1,000	1,042,500
Sirius Satellite Radio, Inc.,
Sr Note	9.625	08-01-13	CCC	520	438,100
Videotron Ltee,
Gtd Sr Note (Canada) (F)	6.375	12-15-15	B+	300	262,500
XM Satellite Radio, Inc.,
Gtd Sr Note (L)	9.750	05-01-14	CCC	1,500	1,447,500

Casinos & Gaming 7.25%					11,027,118

Chukchansi Economic Development
Authority,
Sr Note (S)	8.000	11-15-13	BB-	440	396,000

John Hancock
Investors Trust
Securities owned by the Fund on
March 31, 2008 (unaudited)

Downstream Development Authority
of the Quapaw Tribe of Oklahoma,
Sr Sec Note (S)	12.000	10-15-15	B-	2,000	1,580,000
Great Canadian Gaming Corp.,
Gtd Sr Sub Note (Canada) (F)(S)	7.250	02-15-15	B+	1,000	951,250
Indianapolis Downs LLC/Indianapolis Downs
Capital Corp.,
Sr Sec Note (S)	11.000	11-01-12	B	395	343,650
Isle of Capris Casinos, Inc.,
Gtd Sr Sub Note	7.000	03-01-14	B	505	359,812
Jacobs Entertainment, Inc.,
Gtd Sr Note	9.750	06-15-14	B-	1,000	750,000
Little Traverse Bay Bands of Odawa
Indians,
Sr Note (S)	10.250	02-15-14	B	1,000	1,007,500
Mashantucket Western Pequot Tribe,
Bond (S)	5.912	09-01-21	BB+	275	267,696
Bond Ser A (S)	8.500	11-15-15	BB+	1,500	1,320,000
Mohegan Tribal Gaming Authority,
Sr Sub Note (L)	7.125	08-15-14	B	1,000	820,000
MTR Gaming Group, Inc.,
Gtd Sr Note Ser B	9.750	04-01-10	BB-	800	772,000
Gtd Sr Sub Note Ser B	9.000	06-01-12	B-	350	304,500
Pinnacle Entertainment, Inc.,
Sr Sub Note (L)(S)	7.500	06-15-15	B-	1,000	787,500
Pokagon Gaming Authority,
Sr Note (S)	10.375	06-15-14	B	474	500,070
Waterford Gaming LLC,
Sr Note (S)	8.625	09-15-14	BB-	908	867,140

Coal & Consumable Fuels 0.90%					1,372,500

Drummond Co., Inc.,
Sr Note (S)	7.375	02-15-16	BB-	1,500	1,372,500

Commodity Chemicals 0.66%					1,000,000

Sterling Chemicals, Inc.,
Gtd Sr Sec Note (S)	10.250	04-01-15	B-	1,000	1,000,000

Construction & Farm Machinery & Heavy Trucks 0.33%					495,000

Manitowoc Co., Inc. (The),
Gtd Sr Note	7.125	11-01-13	BB-	500	495,000

Consumer Finance 2.57%					3,913,463

Ford Motor Credit Co.,
Note	7.375	10-28-09	B	1,925	1,753,931
Note	7.800	06-01-12	B	310	255,711
Sr Note	9.750	09-15-10	B	1,500	1,336,160
HSBC Finance Capital Trust IX,
Note (5.911% to 11-30-15 then variable)
(P)	5.911	11-30-35	A	700	567,661

John Hancock
Investors Trust
Securities owned by the Fund on
March 31, 2008 (unaudited)

Diversified Banks 2.02%					3,070,245

Bancolombia SA,
Sub Bond (Colombia) (F)	6.875	05-25-17	Ba1	400	385,000
Barclays Bank Plc,
Perpetual Bond (6.860% to 6-15-32 then
variable) (United Kingdom) (F)(S)	6.860	09-29-49	A+	1,595	1,327,898
Chuo Mitsui Trust & Banking Co.,
Perpetual Jr Sub Note (5.506% to 4-15-15
then variable) (Japan) (F)(S)	5.506	12-15-49	A2	905	756,061
Royal Bank of Scotland Group Plc,
Perpetual Jr Sub Bond (7.648% to 9-30-31
then variable) (United Kingdom) (F)	7.648	08-29-49	A	630	601,286

Diversified Chemicals 1.29%					1,967,219

NOVA Chemicals Corp.,
MTN (Canada) (F)(L)	7.400	04-01-09	B+	1,955	1,967,219

Diversified Commercial & Professional Services 2.47%					3,762,785

ARAMARK Corp.,
Gtd Sr Note (L)	8.500	02-01-15	B	1,000	1,002,500
Gtd Sr Note	6.739	02-01-15	B	585	516,262
Hutchison Whampoa International Ltd.,
Gtd Sr Note (Cayman Islands) (F)(S)	6.500	02-13-13	A-	750	764,023
MSX International, Inc.,
Gtd Sr Sec Note (S)	12.500	04-01-12	CCC+	1,850	1,480,000

Diversified Financial Services 1.42%					2,158,500

Independencia International Ltd.,
Gtd Sr Bond (Brazil) (F)(S)	9.875	01-31-17	B	1,280	1,190,400
Orascom Telecom Finance SCA,
Gtd Note (Egypt) (F)(S)	7.875	02-08-14	B-	360	333,900
TAM Capital, Inc.,
Gtd Sr Note (Cayman Islands) (F)	7.375	04-25-17	BB-	755	634,200

Diversified Metals & Mining 0.80%					1,218,875

Freeport-McMoRan Copper & Gold, Inc.,
Sr Note	8.375	04-01-17	BB	220	233,475
Sr Note	6.875	02-01-14	BBB	500	515,000
Vedanta Resources Plc,
Sr Note (United Kingdom) (F)(S)	6.625	02-22-10	BB	480	470,400

Electric Utilities 4.78%					7,268,891

AES Eastern Energy LP,
Sr Pass Thru Ctf Ser 1999-A	9.000	01-02-17	BB+	1,113	1,152,056
Beaver Valley Funding Corp.,
Sec Lease Obligation Bond	9.000	06-01-17	BBB-	897	997,401
BVPS II Funding Corp.,
Collateralized Lease Bond	8.890	06-01-17	BBB-	700	758,467
CE Generation LLC,
Sr Sec Note	7.416	12-15-18	BB+	680	718,834
FPL Energy National Wind,
Sr Sec Note (S)	5.608	03-10-24	BBB-	323	327,543

John Hancock
Investors Trust
Securities owned by the Fund on
March 31, 2008 (unaudited)

HQI Transelect Chile SA,
Sr Note (Chile) (F)	7.875	04-15-11	BBB-	1,175	1,270,056
Indiantown Cogeneration LP,
1st Mtg Note Ser A-9	9.260	12-15-10	BB+	286	299,420
IPALCO Enterprises, Inc.,
Sr Sec Note	8.625	11-14-11	BB-	315	331,537
PNPP II Funding Corp.,
Debenture	9.120	05-30-16	BBB-	425	508,028
TXU Corp.,
Sec Bond	7.460	01-01-15	CCC	451	401,794
Waterford 3 Funding Corp.,
Sec Lease Obligation Bond	8.090	01-02-17	BBB	500	503,755

Electronic Equipment Manufacturers 0.50%					763,449

Thomas & Betts Corp.,
Sr Note	7.250	06-01-13	BBB	745	763,449

Health Care Facilities 0.66%					1,005,000

Hanger Orthopedic Group, Inc.,
Gtd Sr Note	10.250	06-01-14	CCC+	1,000	1,005,000

Health Care Technology 0.13%					202,100

Alliance Imaging, Inc.,
Sr Sub Note Ser B	7.250	12-15-12	B-	215	202,100

Industrial Conglomerates 0.38%					574,500

Waste Services, Inc.,
Gtd Sr Sub Note	9.500	04-15-14	B-	600	574,500

Industrial Machinery 0.23%					352,615

Trinity Industries, Inc.
Pass Thru Ctf (S)	7.755	02-15-09	Baa1	356	352,615

Integrated Oil & Gas 0.83%					1,267,748

Petro-Canada,
Debenture (Canada) (F)	9.250	10-15-21	BBB	1,000	1,267,748

Integrated Telecommunication Services 4.31%					6,550,943

Axtel SAB de CV,
Sr Note (Mexico) (F)(S)	7.625	02-01-17	BB-	810	814,050
Bellsouth Corp.,
Debenture	6.300	12-15-15	A	878	931,643
Cincinnati Bell, Inc.,
Sr Sub Note	8.375	01-15-14	B-	1,000	937,500
Citizens Communications Co.,
Sr Note	7.125	03-15-19	BB+	530	463,750
Qwest Capital Funding, Inc.,
Gtd Note	7.000	08-03-09	B+	1,700	1,691,500
Sprint Capital Corp.,
Gtd Sr Note	6.900	05-01-19	BBB-	1,000	787,500
Gtd Sr Note	8.375	03-15-12	BBB-	1,000	925,000

John Hancock
Investors Trust
Securities owned by the Fund on
March 31, 2008 (unaudited)

Investment Banking & Brokerage 0.49%					745,665

Mizuho Financial Group Ltd.,
Gtd Sub Bond (Cayman Islands) (F)	8.375	12-29-49	Aa3	750	745,665

IT Consulting & Other Services 0.87%					1,325,826

NCR Corp.,
Note	7.125	06-15-09	BBB-	375	385,826
Unisys Corp.,
Sr Note (L)	6.875	03-15-10	B+	1,000	940,000

Life & Health Insurance 0.32%					489,741

Symetra Financial Corp.,
Jr Sub Bond (P)(S)	8.300	10-15-37	BB	520	489,741

Marine 1.31%					1,992,500

Navios Maritime Holdings, Inc.,
Sr Note (Marshall Islands) (F)	9.500	12-15-14	B+	2,000	1,992,500

Metal & Glass Containers 1.03%					1,561,812

BWAY Corp.,
Gtd Sr Sub Note	10.000	10-15-10	B-	1,085	1,044,312
Owens-Brockway Glass Container, Inc.,
Gtd Sr Note	8.250	05-15-13	BB	500	517,500

Multi-Line Insurance 0.32%					487,865

Liberty Mutual Group,
Bond (S)	7.500	08-15-36	BBB	515	487,865

Multi-Media 0.77%					1,166,817

News America Holdings,
Gtd Sr Debenture	7.750	01-20-24	BBB+	980	1,080,129
Quebecor Media, Inc.,
Sr Note (Canada) (F)	7.750	03-15-16	B	95	86,688

Multi-Utilities 0.41%					629,331

CalEnergy Co., Inc.,
Sr Bond	8.480	09-15-28	BBB+	525	629,331

Oil & Gas Drilling 0.90%					1,371,494

Delek & Avner-Yam Tethys Ltd.,
Sr Sec Note (Israel) (F)(S)	5.326	08-01-13	BBB-	244	250,244
Gazprom,
Loan Part Note (Germany) (F)(S)	9.625	03-01-13	BBB	1,000	1,121,250

Oil & Gas Storage & Transportation 0.95%					1,448,031

Atlas Pipeline Partners LP,
Gtd Sr Note	8.125	12-15-15	B+	140	142,450
Copano Energy LLC,
Gtd Sr Note	8.125	03-01-16	B+	250	258,750

John Hancock
Investors Trust
Securities owned by the Fund on
March 31, 2008 (unaudited)

Markwest Energy Partners LP/Markwest
Energy Finance Corp.,
Gtd Sr Note Ser B	8.500	07-15-16	B	500	503,750
NGPL PipeCo LLC,
Sr Note (S)	7.119	12-15-17	BBB-	525	543,081

Packaged Foods & Meats 0.70%					1,062,000

ASG Consolidated LLC/ASG Finance, Inc.,
Sr Disc Note, Step Coupon (Zero to
11-1-08, then 11.500%) (O)	Zero	11-01-11	B-	1,180	1,062,000

Paper Packaging 3.59%					5,457,000

Graphic Packaging International, Inc.,
Gtd Sr Note	8.500	08-15-11	B-	1,000	982,500
Gtd Sr Sub Note	9.500	08-15-13	B-	2,000	1,920,000
Smurfit-Stone Container Enerprises, Inc.,
Sr Note	8.375	07-01-12	B-	1,500	1,357,500
Sr Note	8.000	03-15-17	B-	1,425	1,197,000

Paper Products 0.23%					357,278

Plum Creek Timber Co., Inc.,
Gtd Note	5.875	11-15-15	BBB-	345	357,278

Property & Casualty Insurance 0.51%					783,236

Ohio Casualty Corp.,
Sr Note	7.300	06-15-14	BBB	750	783,236

Publishing 1.43%					2,181,420

Dex Media West,
Gtd Sr Sub Note (L)	9.875	08-15-13	BB-	1,391	1,210,170
Idearc, Inc.,
Gtd Sr Note	8.000	11-15-16	BB-	1,500	971,250

Real Estate Management & Development 0.48%					723,008

Health Care REIT, Inc.,
Sr Note	6.200	06-01-16	BBB-	345	300,267
Healthcare Realty Trust, Inc.,
Sr Note	8.125	05-01-11	BBB-	165	176,491
Ventas Realty LP/Capital Corp.,
Sr Note	6.625	10-15-14	BB+	250	246,250

Regional Banks 0.76%					1,161,041

NB Capital Trust IV,
Gtd Cap Security	8.250	04-15-27	A+	1,130	1,161,041

Restaurants 1.86%					2,827,500

Dave & Buster's, Inc.,
Gtd Sr Note	11.250	03-15-14	CCC+	1,500	1,365,000
Landry's Restaurants, Inc.,
Gtd Sr Note	9.500	12-15-14	CCC+	1,500	1,462,500

John Hancock
Investors Trust
Securities owned by the Fund on
March 31, 2008 (unaudited)

Semiconductors 0.77%					1,173,750

Freescale Semiconductor, Inc.,
Gtd Sr Note	8.875	12-15-14	B-	1,500	1,173,750

Specialized Finance 3.65%					5,547,918

Astoria Depositor Corp.,
Pass Thru Ctf Ser B (G)(S)	8.144	05-01-21	BB	750	753,750
Bosphorous Financial Services,
Sec Floating Rate Note (P)(S)	4.865	02-15-12	Baa2	500	481,155
CCM Merger, Inc.,
Note (S)	8.000	08-01-13	CCC+	2,000	1,680,000
CIT Group, Inc.,
Sr Note	5.000	02-13-14	A	360	283,303
ESI Tractebel Acquistion Corp.,
Gtd Sec Bond Ser B	7.990	12-30-11	BB	784	801,023
HRP Myrtle Beach Operations LLC/ HRP
Myrtle Beach Operations Capital Corp.,
Sr Sec Floating Rate Note (P)(S)	9.894	04-01-12	B+	1,745	1,548,687

Specialty Chemicals 1.25%					1,895,712

American Pacific Corp.,
Gtd Sr Note	9.000	02-01-15	B	565	549,462
Momentive Performance,
Gtd Sr Note	9.750	12-01-14	B	1,500	1,346,250

Steel 0.93%					1,417,500

Ryerson, Inc.,
Sr Sec Note (S)	12.000	11-01-15	B+	1,500	1,417,500

Thrifts & Mortgage Finance 20.18%					30,694,583

American Home Mortgage Assets,
Mtg Pass Thru Ctf Ser 2006-6 Class XP IO
(P)	4.033	12-25-46	AAA	13,027	602,483
American Home Mortgage Investment Trust,
Mtg Pass Thru Ctf Ser 2007-1 Class GIOP
IO (P)	2.166	05-25-47	AAA	8,008	465,471
Banc of America Funding Corp.,
Mtg Pass Thru Ctf Ser 2006-B Class 6A1 (P)	5.878	03-20-36	AAA	1,025	951,252
Mtg Pass Thru Ctf Ser 2006-D Class 6B2 (P)	5.946	05-20-36	AA	1,761	829,275
Bear Stearns Alt-A Trust,
Mtg Pass Thru Ctf Ser 2005-3 Class B2 (P)	5.608	04-25-35	AA+	414	341,126
Mtg Pass Thru Ctf Ser 2006-4 Class 3B1	6.342	07-25-36	AA	2,464	246,410
Citigroup Mortgage Loan Trust, Inc.,
Mtg Pass Thru Ctf Ser 2005-5 Class 2A3	5.000	08-25-35	AAA	479	481,118
ContiMortgage Home Equity Loan Trust,
Pass Thru Ctf Ser 1995-2 Class A-5	8.100	08-15-25	AAA	70	63,998
Countrywide Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-59 Class 2X IO
(P)	3.801	11-20-35	AAA	7,859	279,978
Mtg Pass Thru Ctf Ser 2006-0A8 Class X IO	1.961	07-25-46	AAA	10,182	394,544
Mtg Pass Thru Ctf Ser 2006-0A10 Class XPP
IO (P)	1.948	08-25-46	AAA	5,295	196,911
Mtg Pass Thru Ctf Ser 2006-0A12 Class X
IO (P)	4.209	09-20-46	AAA	63,377	3,089,612

John Hancock
Investors Trust
Securities owned by the Fund on
March 31, 2008 (unaudited)

Mtg Pass Thru Ctf Ser 2006-11CB Class 3A1	6.500	05-25-36	Aaa	3,026	3,027,538
Mtg Pass Thru Ctf Ser 2007-0A8 Class X IO	2.000	06-25-47	AAA	6,571	261,799
Crown Castle Towers LLC,
CMO-REMIC Sub Bond Ser 2005-1A-D	5.612	06-15-35	Baa2	655	623,363
Mtg Pass Thru Ctf Ser 2006-1A Class G (S)	6.795	11-15-36	Ba2	1,000	852,910
DB Master Finance LLC,
Mtg Pass Thru Ctf Ser 2006-1 Class M1 (S)	8.285	06-20-31	BB	1,000	870,000
Dominos Pizza Master Issuer LLC,
Mtg Pass Thru Ctf Ser 2007-1 Class M1 (S)	7.629	04-25-37	BB	1,000	750,000
DSLA Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-AR5 Class X2
IO (P)	3.388	08-19-45	AAA	28,114	948,864
First Horizon Alternative Mortgage
Securities,
Mtg Pass Thru Ctf Ser 2004-AA5
Class B1 (P)	5.212	12-25-34	AA	273	267,592
Mtg Pass Thru Ctf Ser 2006-AA2
Class B1 (G)(P)	6.177	05-25-36	AA	249	168,389
Global Signal Trust,
Sub Bond Ser 2004-2A Class D (S)	5.093	12-15-14	Baa2	385	371,383
Sub Bond Ser 2006-1 Class E (S)	6.495	02-15-36	Baa3	370	339,815
Global Tower Partners Acquisition
Partners LLC,
CMO-REMIC Sub Bond Ser 2007-1A Class G (S)	7.874	05-15-37	B2	360	292,846
GSR Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-9
Class B1 (G)(P)	5.187	08-25-34	AA	888	832,581
Mtg Pass Thru Ctf Ser 2006-4F Class 6A1	6.500	05-25-36	AAA	3,763	3,553,827
HarborView Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-8 Class 1X IO
(P)	3.625	09-19-35	AAA	7,386	242,341
Mtg Pass Thru Ctf Ser 2007-3 Class ES IO
(G)	0.350	05-19-47	AAA	16,079	120,593
Mtg Pass Thru Ctf Ser 2007-4 Class ES IO
(G)	0.350	07-19-47	AAA	16,145	141,266
Mtg Pass Thru Ctf Ser 2007-6 Class ES IO
(G)(S)	0.343	11-19-15	AAA	11,256	84,418
Harborview NIM Corp.,
Mtg Pass Thru Ctf Ser 2006-9A Class N2
(G)(S)	8.350	11-19-36	BBB-	1,140	1,136,860
Mtg Pass Thru Ctf Ser 2007-A2 Class N2
(P)(S)	7.870	04-25-37	BBB-	12	12,488
Indymac Index Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-AR13-B1	5.296	01-25-35	AA	332	328,159
Mtg Pass Thru Ctf Ser 2005-AR5-B1 (P)	5.637	05-25-35	AA	455	468,782
Mtg Pass Thru Ctf Ser 2005-AR18-1X IO (P)	3.739	10-25-36	AAA	15,646	425,385
Mtg Pass Thru Ctf Ser 2005-AR18-2X IO (P)	3.406	10-25-36	AAA	14,964	355,402
Luminent Mortgage Trust,
Mtg Pass Thru Ctf Ser 2006-1 Class X IO
(P)	3.876	04-25-36	AAA	22,823	784,542
Merrill Lynch Mortgage Investors Trust,
Mtg Pass Thru Ctf Ser 2006-AF1 Class MF1
(P)	6.106	08-25-36	AA	1,243	991,931

John Hancock
Investors Trust
Securities owned by the Fund on
March 31, 2008 (unaudited)

Provident Funding Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-1 Class B1 (P)	4.672	05-25-35	AA	383	336,568
SBA CMBS Trust,
Sub Bond Ser 2005-1A Class D (S)	6.219	11-15-35	Baa2	225	213,149
Sub Bond Ser 2005-1A Class E (S)	6.706	11-15-35	Baa3	200	189,553
Sharps SP I LLC Trust,
Mtg Pass Thru Ctf Ser 2006-CW4N Class NB	9.250	04-25-46	Baa3	15	14,720
Washington Mutual Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-6 Class 1CB	6.500	08-25-35	AAA	444	455,735
Washington Mutual, Inc.,
Mtg Pass Thru Ctf Ser 2005-AR4-B1 (P)	4.670	04-25-35	AA	1,453	1,318,230
Mtg Pass Thru Ctf Ser 2007-0A5-1XPP IO	1.330	06-25-47	Aaa	44,013	522,651
Mtg Pass Thru Ctf Ser 2007-0A6-1XPP IO	1.527	07-25-47	Aaa	25,195	330,690
Mtg Pass Thru Ctf Ser 2007-0A4-XPPP IO	1.136	04-25-47	Aaa	19,118	286,765
Mtg Pass Thru Ctf Ser 2007-0A5-2XPP IO	0.934	06-25-47	Aaa	50,190	831,270

Wireless Telecommunication Services 0.65%					982,500

Centennial Communications Corp.,
Sr Note (L)	10.000	01-01-13	CCC+	500	465,000
Rogers Wireless, Inc.,
Sr Sub Note (Canada) (F)	8.000	12-15-12	BB+	500	517,500

			Credit
Issuer, description			rating (A)	Shares	Value
Preferred stocks 1.33%					$2,019,548

(Cost $2,027,026)

Agricultural Products 0.78%					1,185,548

Ocean Spray Cranberries, Inc., 6.25%,
Ser A (S)			BB+	12,500	1,185,548

Real Estate Management & Development 0.55%					834,000

Public Storage REIT, Inc., 6.50%, Depositary
Shares, Ser W			BBB+	40,000	834,000

			Credit	Par value
Issuer, description, maturity date			rating (A)	(000)	Value
Tranche loans 0.12%					$180,075

(Cost $210,000)

Health Care Supplies 0.12%					180,075

IM US Holdings LLC,
Tranche (Second Lien Fac), 6-26-15			B-	$210	180,075

John Hancock
Investors Trust
Securities owned by the Fund on
March 31, 2008 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
U.S. government and agency securities 62.50%					$95,229,185

(Cost $93,480,867)

Government U.S. Agency 62.60%					95,229,185

Federal Home Loan Mortgage Corp.,
20 Yr Pass Thru Ctf	11.250%	01-01-16	AAA	13	13,869
30 Yr Pass Thru Ctf	6.000	08-01-34	AAA	2,682	2,752,457
30 Yr Pass Thru Ctf	6.000	05-01-37	AAA	584	599,409
30 Yr Pass Thru Ctf	6.000	08-01-37	AAA	3,767	3,866,655
CMO-REMIC Ser 2978-CL	5.500	01-15-31	AAA	2,590	2,649,830
CMO-REMIC Ser 3174-CB	5.500	02-15-31	AAA	300	308,810
CMO-REMIC Ser 3294-NB	5.500	12-15-29	AAA	340	349,532
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.000	09-01-10	AAA	12	11,957
15 Yr Pass Thru Ctf	7.000	10-01-12	AAA	10	10,812
15 Yr Pass Thru Ctf	7.000	04-01-17	AAA	29	30,115
15 Yr Pass Thru Ctf	6.000	05-01-21	AAA	3,102	3,196,318
30 Yr Pass Thru Ctf	6.500	07-01-36	AAA	2,472	2,562,544
30 Yr Pass Thru Ctf	6.500	09-01-36	AAA	2,545	2,638,003
30 Yr Pass Thru Ctf	6.500	12-01-36	AAA	363	375,815
30 Yr Pass Thru Ctf	6.000	05-01-35	AAA	3,091	3,169,657
30 Yr Pass Thru Ctf	6.000	08-01-35	AAA	1,382	1,418,039
30 Yr Pass Thru Ctf	6.000	10-01-35	AAA	919	942,668
30 Yr Pass Thru Ctf	6.000	04-01-36	AAA	1,611	1,651,689
30 Yr Pass Thru Ctf	6.000	06-01-36	AAA	1,987	2,037,287
30 Yr Pass Thru Ctf	6.000	08-01-36	AAA	4,009	4,111,910
30 Yr Pass Thru Ctf	6.000	09-01-36	AAA	11,880	12,183,065
30 Yr Pass Thru Ctf	6.000	11-01-36	AAA	6,023	6,176,711
30 Yr Pass Thru Ctf	6.000	12-01-36	AAA	934	957,655
30 Yr Pass Thru Ctf	5.500	01-01-37	AAA	20,133	20,342,742
30 Yr Pass Thru Ctf	6.000	07-01-37	AAA	162	165,999
30 Yr Pass Thru Ctf	6.000	01-01-38	AAA	1,960	2,009,439
30 Yr Pass Thru Ctf	5.500	01-25-35	AAA	4,913	4,873,836
30 Yr Pass Thru Ctf	5.500	11-01-35	AAA	1,514	1,531,771
30 Yr Pass Thru Ctf	5.500	06-01-37	AAA	4,867	4,917,616
30 Yr Pass Thru Ctf	5.500	12-01-37	AAA	6,451	6,518,436
CMO-REMIC Ser 2006-67-PD	5.500	12-25-34	AAA	1,180	1,174,938
Note	6.000	05-30-25	AAA	1,652	1,653,421
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf	10.000	11-15-20	AAA	6	7,681
30 Yr Pass Thru Ctf	9.500	01-15-21	AAA	4	4,596
30 Yr Pass Thru Ctf	9.500	02-15-25	AAA	12	13,903

John Hancock
Investors Trust
Securities owned by the Fund on
March 31, 2008 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Short-term investments 13.48%					$20,507,123

(Cost $20,507,123)

Government U.S. Agency 8.74%					13,300,000

Federal Home Loan Bank,
Disc Note	1.53% (Y)	04-01-08	AAA	$13,300	13,300,000

Joint Repurchase Agreement 0.01%					14,000

Joint Repurchase Agreement with Barclays
Plc dated 3-31-08 at 1.450% to be
repurchased at $14,001 on 4-1-08,
collateralized by $11,757 U.S. Inflation
Index Bond, 2.375%, due 1-15-25 (valued
at $14,280, including interest)	1.450%			14	14,000
				Shares
Cash Equivalents 4.73%					7,193,123

John Hancock Cash Investment Trust (T)(W)	2.96% (Y)			7,193,123	7,193,123

Total investments (Cost $252,289,212)† 160.95%					$244,842,467

Other assets and liabilities, net (4.39%)					($6,668,636)

Fund preferred shares, at liquidation value (56.56%)					($86,048,622)

Total net assets applicable to common shareholders 100.00%					$152,125,209

The percentage shown for each investment
category is the total value of that category as a
percentage of the net assets applicable to
common shareholders.

John Hancock
Investors Trust
Notes to Schedule of Investments
March 31, 2008 (unaudited)

Gtd Guaranteed

IO Interest only (carries notional principal amount)

MTN Medium Term Note

REIT Real Estate Investment Trust

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(G) Security rated internally by John Hancock Advisers, LLC.

(L) All or a portion of this security is on loan as of March 31, 2008.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Variable rate obligation. The coupon rate shown represents the rate at end of period.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $36,359,265 or 23.90% of the net assets applicable to common shareholders as of March 31, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

 (Y) Represents current yield as of March 31, 2008.

† The cost of investments owned on March 31, 2008, including short-term investments, for Federal income tax purposes was $252,289,212. Gross unrealized appreciation and depreciation of investments aggregated $4,247,812 and $11,694,557, respectively, resulting in net unrealized depreciation of $7,446,745.

Notes to Schedule of Investments - Page 12

John Hancock
Investors Trust
Interest rate swap contracts
March 31, 2008 (unaudited)

	Rate type

Notional	Payments made	Payments received	Termination		Unrealized
amount	by Fund	by Fund	date	Counterparty	depreciation

$28,000,000	4.6875% (a)	3-month LIBOR	Sep 2010	Bank of America	($1,392,243)
28,000,000	3.996% (a)	3-month LIBOR	Dec 2010	Barclays Bank Plc	(953,257)

					($2,345,500)

(a) Fixed rate

Interest rate swap contracts - Page 13

John Hancock
Investors Trust
Financial futures contracts
March 31, 2008 (unaudited)

	Number of			Unrealized
Open contracts	contracts	Position	Expiration	depreciation

U.S. 10-year Treasury Note	87	Short	June 2008	($347,250)

Financial futures contracts - Page 14

Notes to portfolio of investments

Security valuation

The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when the market prices are not readily available or reliable. The three levels of hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly through corroboration with observable market data. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in	Other Financial
	Securities	Instruments*

Level 1 – Quoted Prices	$8,027,123	($347,250)

Level 2 – Other Significant Observable Inputs	214,284,877	(2,345,500)

Level 3 – Significant Unobservable Inputs	22,530,467	–

Total	$244,842,467	($2,692,750)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in	Other Financial
	Securities	Instruments

Balance as of 12/31/07	$23,563,699	–

Accrued discounts/premiums	(271,157)	–

Realized gain (loss)	58,524	–

Change in unrealized appreciation (depreciation)	(1,460,307)	–

Net purchases (sales)	(624,413)	–

Transfers in and/or out of Level 3	1,264,121	–

Balance as of 3/31/08	$22,530,467	–

Investment risk

The Fund may invest a portion of its assets in issuers and/or securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Notes to Schedule of Investments - Page 15

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund’s portfolio against interest rate fluctuations or to enhance the Fund’s income or to manage the Fund’s exposure to credit or market risk.

Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, the Fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

The Fund records changes in the value of the swap as unrealized gains or losses on swap contracts. Net periodic payments accrued but not yet received (paid) are included in change in the unrealized appreciation/depreciation. Accrued interest income and interest expense on the swap contracts are recorded as realized gain (loss).

Swap contracts are subject to risks related to the counterparty’s ability to perform under the contract, and may decline in value if the counterparty’s creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

Stripped securities

Stripped mortgage-backed securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in an interest only security. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Notes to Schedule of Investments - Page 16

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent for common shareholders
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for preferred shareholders
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: JHI

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Investors Trust.

P5OQ1 3/08
5/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investors Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: May 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: May 28, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: May 28, 2008